Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Total Compensation of Key Management

The total compensation of key management, which was recognized in the consolidated income statement, was as follows:

	2017	2016(i)	2015(i)
	(€’000)
Short-term employee benefits (salaries and bonuses)	3,454	3,473	3,341
Post-employment benefits	62	74	43
Share-based payments	6,386	4,700	4,997
Total	9,902	8,247	8,381

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.

Summary of Compensation of Executive Director and Non-executive Directors of the Board

The “Share-based payment charges” and the “Total” numbers included in the following tables are calculated in accordance with IFRS accounting standards and reflect charges for both the shares that vested in the year as well as charges for shares that are scheduled to vest in future years.:

	2017
	Salaries		Bonus		Share- based payment charges	Total
	(€’000)
D.C. Ruberg	590	[1]	668	[2]	4,198	5,456
F. Esser	65		—		40	105
M. Heraghty	70		—		40	110
J.F.H.P. Mandeville	90		—		40	130
R. Ruijter	75		—		40	115
Total	890		668		4,358	5,916

	2016					2015
	Salaries		Bonus	Share- based payment charges(i)	Total	Salaries		Bonus	Share- based payment charges(i)	Total
	(€’000)					(€’000)
D.C. Ruberg	590	[1]	597	2,044	3,231	590	[1]	693	2,120	3,403
J.C. Baker						21		—	—	21
F. Esser	65		—	40	105	65		—	27	92
M. Heraghty	70		—	40	110	68		—	27	95
J.F.H.P. Mandeville	115	[3]	—	40	155	40		—	27	67
R.M. Manning						17		—	—	17
R. Ruijter	75		—	40	115	73		—	65	138
Total	915		597	2,204	3,716	874		693	2,266	3,833

1	Includes allowance of €40,000.
2	Based on performance achievements during 2017, this amount is calculated as 121.4% of base salary.
3	Includes €25,000 that has additionally been awarded in relation to the period of July 1, 2015 – December 31, 2015.
(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.

Disclosure of Performance Achievement Measures to Determine Pay-Out of Cash Bonus

The performance achievement on each of these measures, together with their weighting, determine the pay-out of the cash bonus in accordance with the table below.

Pay-out as % of Target Cash Bonus

	Pay-out at Threshold Performance	Pay-out at Target Performance	Pay-out at Maximum Performance
Revenue	0%	40%	60%
Adjusted EBITDA Margin	0%	40%	60%
Individual Performance Objectives	0%	20%	25%
Pay-out as % of at target cash bonus	0%	100%	145%

Summary of Performance/Pay-Out

Performance is measured based on a percentile ranking basis, with pay-outs in accordance with the performance/pay-out table below:

TSR Performance Categories (S&P SmallCap 600 Constituents)	Adjustment to the number of Performance Shares Conditionally Awarded
75th Percentile or greater	x 1.75
50th Percentile	x 1.00
25th Percentile	x 0.25
Less than 25th Percentile	x 0.00

Summary of Potential Compensation Pay-Outs

The tables below summarise our Executive Director’s at target and maximum total direct compensation in 2015, 2016 and 2017 (amounts in €’000).

	2015 & 2016 Annual at target amounts		2017 Annual at target amounts
Base Salary	550		550
Car Allowance	40		40
STI: Cash Bonus	550	(100% of Base Salary)	605	(110% of Base Salary)
LTI: Performance Shares	1,650	(300% of Base Salary)*	1,650	(300% of Base Salary)
Total direct compensation	2,790		2,845

	2015 & 2016 Annual maximum amounts		2017 Annual maximum amounts
Base Salary	550		550
Car Allowance	40		40
STI: Cash Bonus	798	(145% of at target bonus)	877	(145% of at target bonus)
LTI: Performance Shares	2,887	(175% of at target award in # shares)*	2,887	(175% of at target award in # shares)
Total direct compensation	4,275		4,354

*	For the years 2015 and 2016, the tables provide the at target and maximum values at award date of the conditional performance share awards made in these years. Of the 68,639 performance shares that were conditionally awarded in 2015, 38,286 shares from this award have vested following the initial adjustment in 2016 of the number of performance shares (in accordance with the terms and conditions of the previous long-term incentive plan), and shareholder approval at the 2016 Annual General Meeting. The unvested portion of 34,320 shares (50%) of the 2015 conditional performance share award is subject to the terms and conditions of the 2017 Plan. The 61,469 performance shares conditionally awarded in 2016 are all subject to the terms and conditions of the 2017 Plan.

Summary of Performance Targets and Achievement Against Targets

Actual Short-Term Incentive Pay-Outs: 2015 Achievement Against Target

In 2015, the Target Cash Bonus for our Executive Director was €550,000, or 100% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2015 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	381.6	386.6	60%
Revenue Growth		12.0%	13.5%
Adjusted EBITDA Margin	40%	44.0%	44.3%	46%
Individual Performance Objectives	20%		Met	20%
Overall Performance Achievement %	100%			126.0%

Actual Short-Term Incentive Pay-outs: 2016 Achievement Against target

In 2016, the Target Cash Bonus for our Executive Director was €550,000, or 100% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2016 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	424.0	421.8	28.6%
Revenue Growth		9.7%	9.1%
Adjusted EBITDA Margin	40%	44.9%	45.3%	60%
Individual Performance Objectives	20%		Met	20%
Overall Performance Achievement %	100%			108.6%

Actual Short-Term Incentive Pay-outs: 2017 Achievement Against target

In 2017, the Target Cash Bonus for our Executive Director was €605,000, or 110% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2017 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	473.5	493.5	60.0%
Revenue Growth		12.3%	17.0%
Adjusted EBITDA Margin	40%	45.5%	45.0%	27.3%
Individual Performance Objectives	20%		115.0%	23.0%
Overall Performance Achievement %				110.3%

Summary of Number of Performance Shares Conditionally Awarded

The following table provides the number of performance shares conditionally awarded in 2015, 2016 and 2017 and the number of shares that would would potentially be awarded (subject to Board and Shareholder approval at the relevant Annual General Meeting) based on three-year relative TSR performance at the 25th, 50th, and 75th percentile performance of the constituents of the S&P SmallCap 600.

	# Performance shares conditionally awarded*		# Performance shares to be awarded based on relative TSR performance
Conditional award year			At 25th percentile	At 50% percentile	At 75th percentile
2015	34,320	**	8,580	34,320	60,060
2016***	61,469		15,367	61,469	107,571
2017***	46,808		11,702	46,808	81,914

*	Calculated based on the Company’s January average closing share price of $27.95 (2015), $29.16 (2016) and $37.42 (2017).
**	The unvested portion (50%) of the 2015 conditional performance share award of 68,639 performance shares. 38,286 shares from the 2015 award have already vested following the initial adjustment in 2016 of the number of performance shares (in accordance with the terms and conditions of the previous long-term incentive plan), and shareholder approval of the adjusted award at the Annual General Meeting in June 2016.
***	The final award determination of the performance shares conditionally awarded in 2016, will be determined early 2019, in accordance with the rules of the 2017 Plan. The final award determination of the performance shares conditionally awarded in 2017 will be determined early 2020. The final performance share awards for the award years 2016 and 2017 will be subject to Board approval and then shareholder approval at the Annual General Meetings in 2019 and 2020, respectively. Should the final relevant awards be approved, the shares will vest in two equal instalments. The first instalment (50% of the initial performance share award) will vest upon approval of the relevant Annual General Meeting, the second instalment (50% of the final performance share award) will vest on January 1st of the following year.

Summary of TSR Performance

The following table provides the Company’s three-year TSR performance and the three-year TSR performance of the constituents of the S&P SmallCap over the period January 1, 2015 through December 31, 2017.

Cumulative TSR*
S&P SmallCap 600
75th Percentile	74%
50th Percentile	32%
25th Percentile	-9%
INXN	105%

*	Starting price is the average closing share price in the month of January 2015, ending price is the average closing share price in the month of December 2017. Includes share price appreciation/depreciation, re-investment of dividends and the compounding effect of dividends paid on re-invested dividends, all over the relevant performance period.